Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Applicable statutory tax rate	34.00%
Increase in valuation allowance	$ 7,137,214
Liability for unrecognized tax positions	0
Germany [Member]
Income Taxes [Line Items]
Applicable statutory tax rate	29.13%	29.13%
Operating loss carryforward reductions during period	619,820
Germany [Member] | Corporate Income Tax [Member]
Income Taxes [Line Items]
Operating loss carryforward	34,168,814	57,795,357
Operating loss carryforward	22,915,150
Germany [Member] | Trade Tax [Member]
Income Taxes [Line Items]
Operating loss carryforward	34,168,814	56,420,412
Operating loss carryforward	21,582,596
Operating loss carryforward reductions during period	$ 644,795